Summary of Loan Activity for Those Officers and Directors with Aggregate Loan Balances (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Accounts, Notes, Loans and Financing Receivable [Line Items]
Notes receivable, related parties	$ 16,431	$ 17,240
Additions	4,380
Amounts Collected	$ 5,189